File No. 811-6569

File No. 33-45961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 89	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 89	☒

(Check appropriate box or boxes)

IVY FUNDS

(a Delaware statutory trust)

(Exact Name of Registrant as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 25, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 89 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate February 25, 2014 as the new effective date for Post-Effective Amendment No. 86 filed pursuant to Rule 485(a) under the Securities Act on October 28, 2013 (Accession No. 0001193125-13-413465). This Amendment relates solely to Ivy Emerging Markets Local Currency Debt Fund, a series of Ivy Funds (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant’s registration statement relating to any other series of the Registrant.

This Post-Effective Amendment No. 89 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 86 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas on the 27th day of January, 2014.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By: /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 89 has been signed below by the following persons in the capacities and on the 27th day of January, 2014.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James D. Gressett*	Trustee
James D. Gressett

/s/Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

/s/Michael G. Smith*	Trustee
Michael G. Smith

/s/Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/ Philip A. Shipp
Philip A. Shipp
Attorney-in-Fact

ATTEST:	/s/ Mara D. Herrington
Mara D. Herrington
Secretary